INVENTORIES, NET- Movements in allowance (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Movements in the allowance for slow-moving or obsolete inventories
Balance at beginning of the year	$ 866,864	¥ 5,503,029	¥ 41,301,797	$ 6,506,064	¥ 41,301,797	¥ 76,661,332
Additions				692,106	4,393,629	950,261
Inventories written off	(618,838)	(4,393,629)	(40,192,397)	(692,106)	(4,393,630)	(1,109,400)
Balance at end of the year	$ 156,258	¥ 1,109,400	¥ 1,109,400	$ 866,864	¥ 5,503,029	¥ 41,301,797